ACQUISITION OF BITECH MINING (Details Narrative) - shares		3 Months Ended	6 Months Ended
	Mar. 31, 2022	Mar. 31, 2022	Jun. 30, 2022
Series A Preferred Stock [Member]
Business Acquisition [Line Items]
Share issued and outstanding percentage	96.00%	96.00%
Common Stock [Member]
Business Acquisition [Line Items]
Shares issued upon conversion of Series A Preferred Stock, shares		485,781,168	485,781,168
Bitech Mining Corporation [Member] | Series A Preferred Stock [Member]
Business Acquisition [Line Items]
Shares issued upon conversion of Series A Preferred Stock, shares	9,000,000
Share issued and outstanding percentage	100.00%	100.00%
Bitech Mining Corporation [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Number of shares acquired	94,312,250
Shares issued upon conversion of Series A Preferred Stock, shares	94,312,250
Share issued and outstanding percentage	100.00%	100.00%